GE RSP U.S. Equity Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 99.1% †
Aerospace & Defense – 0.9%
Hexcel Corp.	263,187	$9,787,924
Raytheon Co.	169,042	22,169,858
The Boeing Co.	53,911	8,040,287	(a	)
		39,998,069

Air Freight & Logistics – 0.3%
United Parcel Service Inc., Class B	162,158	15,148,800

Application Software – 2.8%
Adobe Inc.	102,964	32,767,263	(a	)
Intuit Inc.	34,582	7,953,860
salesforce.com Inc.	563,727	81,165,414	(a	)
		121,886,537

Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	345,914	15,763,301

Auto Parts & Equipment – 0.1%
Aptiv PLC	78,962	3,888,089

Automotive Retail – 0.4%
O’Reilly Automotive Inc.	61,975	18,657,574	(a	)

Biotechnology – 2.5%
Alexion Pharmaceuticals Inc.	190,579	17,112,088	(a	)
BioMarin Pharmaceutical Inc.	250,706	21,184,657	(a	)
Gilead Sciences Inc.	425,185	31,786,831
Vertex Pharmaceuticals Inc.	161,670	38,469,377	(a	)
		108,552,953

Building Products – 1.3%
Allegion PLC	86,002	7,913,904
Trane Technologies PLC	591,057	48,815,398
		56,729,302

Cable & Satellite – 1.9%
Charter Communications Inc., Class A	119,188	52,002,917	(a	)
Comcast Corp., Class A	865,477	29,755,099
		81,758,016

Communications Equipment – 0.6%
Cisco Systems Inc.	675,681	26,561,020

Construction Materials – 0.1%
Vulcan Materials Co.	32,665	3,530,107

Data Processing & Outsourced Services – 3.9%
Fidelity National Information Services Inc.	136,339	16,584,276
Mastercard Inc., Class A	178,126	43,028,117
Visa Inc., Class A	695,121	111,997,895
		171,610,288

Diversified Banks – 2.5%
JPMorgan Chase & Co.	1,212,904	109,197,747

Diversified Support Services – 0.1%
Cintas Corp.	35,789	6,199,371

Electric Utilities – 1.7%
American Electric Power Company Inc.	89,790	7,181,404
Exelon Corp.	607,926	22,377,756
NextEra Energy Inc.	182,608	43,939,137
		73,498,297

Electronic Components – 2.3%
Amphenol Corp., Class A	559,356	40,765,865
Corning Inc.	2,950,410	60,601,422
		101,367,287

Environmental & Facilities Services – 1.1%
Republic Services Inc.	110,072	8,262,004
Waste Connections Inc.	48,300	3,743,250
Waste Management Inc.	393,568	36,428,654
		48,433,908

Financial Exchanges & Data – 3.3%
CME Group Inc.	341,297	59,013,664
MSCI Inc.	55,755	16,110,965

	Number of Shares	Fair Value
S&P Global Inc.	238,811	$58,520,635
Tradeweb Markets Inc., Class A	299,019	12,570,759
		146,216,023

Footwear – 0.7%
NIKE Inc., Class B	389,371	32,216,557

Gold – 0.1%
Newmont Corp.	143,631	6,503,612

Healthcare Equipment – 3.3%
Abbott Laboratories	135,902	10,724,027
Becton Dickinson and Co.	129,009	29,642,398
Boston Scientific Corp.	2,258,575	73,697,302	(a	)
Medtronic PLC	350,146	31,576,166
		145,639,893

Healthcare Services – 1.2%
Cigna Corp.	172,510	30,565,322	(a	)
Quest Diagnostics Inc.	292,109	23,456,352
		54,021,674

Home Improvement Retail – 1.7%
Lowe’s Companies Inc.	710,567	61,144,290
The Home Depot Inc.	76,591	14,300,306
		75,444,596

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	111,342	8,329,495	(a	)

Household Products – 1.6%
Colgate-Palmolive Co.	282,631	18,755,393
The Procter & Gamble Co.	479,713	52,768,430
		71,523,823

Hypermarkets & Super Centers – 0.6%
Walmart Inc.	212,790	24,177,200

Industrial Conglomerates – 2.1%
Honeywell International Inc.	505,633	67,648,639
Roper Technologies Inc.	77,073	24,032,132
		91,680,771

Industrial Gases – 0.8%
Air Products & Chemicals Inc.	168,686	33,671,412

Industrial Machinery – 0.5%
Xylem Inc.	304,753	19,848,563

Insurance Brokers – 0.4%
Brown & Brown Inc.	115,079	4,168,161
Marsh & McLennan Companies Inc.	174,263	15,066,779
		19,234,940

Integrated Oil & Gas – 1.6%
Chevron Corp.	711,485	51,554,203
Exxon Mobil Corp.	449,351	17,061,858
		68,616,061

Integrated Telecommunication Services – 0.7%
AT&T Inc.	303,109	8,835,627
Verizon Communications Inc.	389,675	20,937,238
		29,772,865

Interactive Home Entertainment – 0.4%
Activision Blizzard Inc.	139,879	8,320,003
Electronic Arts Inc.	71,202	7,132,304	(a	)
		15,452,307

Interactive Media & Services – 6.8%
Alphabet Inc., Class A	109,652	127,410,141	(a	)
Alphabet Inc., Class C	56,060	65,187,129	(a	)
Facebook Inc., Class A	624,657	104,192,788	(a	)
		296,790,058

Internet & Direct Marketing Retail – 5.2%
Amazon.com Inc.	106,209	207,077,812	(a	)
Booking Holdings Inc.	16,494	22,189,708	(a	)
		229,267,520

IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	93,491	15,263,341
International Business Machines Corp.	129,536	14,369,428
		29,632,769

GE RSP U.S. Equity Fund Schedule of Investments	March 31, 2020 (Unaudited)

	Number of Shares	Fair Value
Life Sciences Tools & Services – 1.3%
Avantor Inc.	593,480	$7,412,565	(a	)
IQVIA Holdings Inc.	464,279	50,077,133	(a	)
		57,489,698

Managed Healthcare – 2.3%
UnitedHealth Group Inc.	401,906	100,227,318

Movies & Entertainment – 2.1%
Netflix Inc.	43,728	16,419,864	(a	)
The Walt Disney Co.	780,060	75,353,796
		91,773,660

Multi-Line Insurance – 0.1%
American International Group Inc.	251,066	6,088,351

Multi-Sector Holdings – 1.3%
Berkshire Hathaway Inc., Class B	303,026	55,402,244	(a	)

Multi-Utilities – 2.3%
CMS Energy Corp.	400,963	23,556,576
Sempra Energy	682,940	77,165,391
		100,721,967

Oil & Gas Equipment & Services – 0.5%
Schlumberger Ltd.	1,484,765	20,029,480

Oil & Gas Exploration & Production – 0.5%
ConocoPhillips	376,176	11,586,221
EOG Resources Inc.	52,805	1,896,756
Pioneer Natural Resources Co.	119,435	8,378,365
		21,861,342

Oil & Gas Refining & Marketing – 0.1%
Marathon Petroleum Corp.	253,104	5,978,316

Packaged Foods & Meats – 2.1%
General Mills Inc.	320,612	16,918,695
Mondelez International Inc., Class A	1,497,088	74,974,167
		91,892,862

Personal Products – 0.1%
The Estee Lauder Companies Inc., Class A	30,343	4,834,854

Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	654,322	36,471,908
Elanco Animal Health Inc.	1,536,185	34,395,182	(a	)
Johnson & Johnson	502,157	65,847,847
Merck & Company Inc.	1,416,398	108,977,662
Mylan N.V.	956,428	14,260,342	(a	)
		259,952,941

Property & Casualty Insurance – 0.7%
Chubb Ltd.	133,491	14,909,610
The Progressive Corp.	185,634	13,707,214
		28,616,824

Railroads – 0.6%
Union Pacific Corp.	178,503	25,176,063

Regional Banks – 2.2%
First Republic Bank	825,526	67,924,279

	Number of Shares	Fair Value
Regions Financial Corp.	1,229,532	$11,028,902
SVB Financial Group	115,646	17,471,798	(a	)
		96,424,979

Restaurants – 0.9%
Domino’s Pizza Inc.	28,435	9,214,931
McDonald’s Corp.	190,492	31,497,852
		40,712,783

Semiconductor Equipment – 1.7%
Applied Materials Inc.	1,540,864	70,602,388
Lam Research Corp.	20,488	4,917,120
		75,519,508

Semiconductors – 3.0%
Intel Corp.	474,146	25,660,782
NVIDIA Corp.	192,974	50,867,946
QUALCOMM Inc.	145,567	9,847,608
Texas Instruments Inc.	430,309	43,000,778
		129,377,114

Soft Drinks – 1.8%
PepsiCo Inc.	654,855	78,648,085

Specialized REITs – 0.6%
American Tower Corp.	119,666	26,057,272

Specialty Chemicals – 0.7%
Albemarle Corp.	226,489	12,767,185
DuPont de Nemours Inc.	411,574	14,034,674
Ecolab Inc.	20,622	3,213,526
		30,015,385

Specialty Stores – 0.4%
Tractor Supply Co.	232,385	19,648,152

Systems Software – 6.9%
Microsoft Corp.	1,605,744	253,241,886
Oracle Corp.	501,336	24,229,569
ServiceNow Inc.	85,055	24,375,062	(a	)
		301,846,517

Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc.	689,959	175,449,674

Tobacco – 0.5%
Philip Morris International Inc.	309,048	22,548,142

Trading Companies & Distributors – 1.1%
United Rentals Inc.	463,005	47,643,214	(a	)

Trucking – 0.3%
Lyft Inc., Class A	490,452	13,168,636	(a	)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	140,357	11,775,952	(a	)
Total Common Stock (Cost $3,755,731,616)		4,339,702,138

Total Investments (Cost $3,755,731,616)		4,339,702,138
Other Assets and Liabilities, net – 0.9%		39,625,476

NET ASSETS – 100.0%		$4,379,327,614

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental

Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of March 31, 2020.

Abbreviations:

REIT             Real Estate Investment Trust

GE RSP U.S. Equity Fund Schedule of Investments	March 31, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities Common Stock	$4,339,702,138	$—	$—	$4,339,702,138
	Total Investments in Securities	$4,339,702,138	$—	$—	$4,339,702,138

GE RSP U.S. Equity Fund Notes to Schedule of Investments	March 31, 2020 (Unaudited)

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s Schedule of Investments.